UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-21755

Name of Fund:  Enhanced Equity Yield & Premium Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Enhanced Equity
       Yield & Premium Fund, Inc., 800 Scudders Mill Road, Plainsboro,
       NJ, 08536.  Mailing address:  P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 07/01/05 - 09/30/05

Item 1 - Schedule of Investments


Enhanced Equity Yield & Premium Fund, Inc.

Schedule of Investments as of September 30, 2005
                                                  Shares
Industry                                            Held    Common Stocks                                               Value
Aerospace & Defense - 1.5%                         4,552    Boeing Co.                                            $       309,308
                                                  16,000    General Dynamics Corp.                                      1,912,800
                                                  46,800    Honeywell International, Inc.                               1,755,000
                                                  26,600    Raytheon Co.                                                1,011,332
                                                                                                                  ---------------
                                                                                                                        4,988,440

Air Freight & Logistics - 0.1%                     6,600    United Parcel Service, Inc. Class B                           456,258

Airlines - 0.0%                                   77,200    Delta Air Lines, Inc. (b)                                      57,900

Auto Components - 0.3%                            54,500    Dana Corp.                                                    512,845
                                                 173,700    Delphi Corp.                                                  479,412
                                                                                                                  ---------------
                                                                                                                          992,257

Automobiles - 1.2%                               207,400    Ford Motor Co.                                              2,044,964
                                                  63,300    General Motors Corp.                                        1,937,613
                                                                                                                  ---------------
                                                                                                                        3,982,577

Beverages - 1.1%                                  71,200    The Coca-Cola Co.                                           3,075,128
                                                  13,600    PepsiCo, Inc.                                                 771,256
                                                                                                                  ---------------
                                                                                                                        3,846,384

Biotechnology - 1.3%                              22,000    Amgen, Inc. (b)                                             1,752,740
                                                  28,800    Biogen Idec, Inc. (b)                                       1,137,024
                                                  29,000    Gilead Sciences, Inc. (b)                                   1,414,040
                                                                                                                  ---------------
                                                                                                                        4,303,804

Building Products - 0.2%                          16,500    Masco Corp.                                                   506,220

Capital Markets - 1.7%                            58,500    American Capital Strategies Ltd.                            2,144,610
                                                  47,000    The Bank of New York Co., Inc.                              1,382,270
                                                  42,600    Morgan Stanley                                              2,297,844
                                                                                                                  ---------------
                                                                                                                        5,824,724

Chemicals - 2.6%                                  43,500    The Dow Chemical Co.                                        1,812,645
                                                  44,600    E.I. du Pont de Nemours & Co.                               1,746,982
                                                  19,200    Eastman Chemical Co.                                          901,824
                                                  65,900    Lyondell Chemical Co.                                       1,886,058
                                                  18,300    Monsanto Co.                                                1,148,325
                                                  20,600    PPG Industries, Inc.                                        1,219,314
                                                                                                                  ---------------
                                                                                                                        8,715,148

Commercial Banks - 4.8%                           11,000    BB&T Corp.                                                    429,550
                                                 100,800    Bank of America Corp.                                       4,243,680
                                                  31,500    HSBC Holdings Plc (a)                                       2,558,745
                                                  12,000    National City Corp.                                           401,280
                                                   5,700    PNC Financial Services Group, Inc.                            330,714
                                                  83,900    Regions Financial Corp.                                     2,610,968
                                                 123,900    U.S. Bancorp                                                3,479,112
                                                  31,700    Wachovia Corp.                                              1,508,603
                                                  16,300    Wells Fargo & Co.                                             954,691
                                                                                                                  ---------------
                                                                                                                       16,517,343

Commercial Services & Supplies - 0.8%             28,700    Pitney Bowes, Inc.                                          1,197,938
                                                  36,300    RR Donnelley & Sons Co.                                     1,345,641
                                                                                                                  ---------------
                                                                                                                        2,543,579

Communications Equipment - 3.5%                  136,300    Ciena Corp. (b)                                               359,832
                                                 153,400    Cisco Systems, Inc. (b)                                     2,750,462
                                                  29,200    Corning, Inc. (b)                                             564,436
                                                 325,500    JDS Uniphase Corp. (b)                                        722,610
                                                  20,012    Juniper Networks, Inc. (b)                                    476,086
                                                  65,800    Motorola, Inc.                                              1,453,522
                                                 126,900    QUALCOMM, Inc.                                              5,678,775
                                                                                                                  ---------------
                                                                                                                       12,005,723

Computers & Peripherals - 3.2%                    83,600    Apple Computer, Inc. (b)                                    4,481,796
                                                  41,800    Dell, Inc. (b)                                              1,429,560
                                                  95,000    Hewlett-Packard Co.                                         2,774,000
                                                  18,300    International Business Machines Corp.                       1,468,026
                                                  29,700    Network Appliance, Inc. (b)                                   705,078
                                                                                                                  ---------------
                                                                                                                       10,858,460

Consumer Finance - 0.0%                            1,400    MBNA Corp.                                                     34,496

Containers & Packaging - 0.8%                     94,700    Packaging Corp. of America                                  1,838,127
                                                  24,700    Temple-Inland, Inc.                                         1,008,995
                                                                                                                  ---------------
                                                                                                                        2,847,122

Distributors - 0.4%                               29,900    Genuine Parts Co.                                           1,282,710

Diversified Financial Services - 3.5%            159,300    Citigroup, Inc.                                             7,251,336
                                                 141,900    JPMorgan Chase & Co.                                        4,814,667
                                                                                                                  ---------------
                                                                                                                       12,066,003

Diversified Telecommunication                    132,800    BellSouth Corp.                                             3,492,640
Services - 3.9%                                   81,400    Citizens Communications Co.                                 1,102,970
                                                 159,101    Level 3 Communications, Inc. (b)                              369,114
                                                  19,384    MCI, Inc.                                                     491,772
                                                 116,500    Qwest Communications International Inc. (b)                   477,650
                                                  20,700    SBC Communications, Inc.                                      496,179
                                                 120,700    Telefonos de Mexico SA de CV (a)                            2,567,289
                                                 129,300    Verizon Communications, Inc.                                4,226,817
                                                                                                                  ---------------
                                                                                                                       13,224,431

Electric Utilities - 1.9%                          7,900    FPL Group, Inc.                                               376,040
                                                   6,600    FirstEnergy Corp.                                             343,992
                                                  61,300    Progress Energy, Inc.                                       2,743,175
                                                  88,500    The Southern Co.                                            3,164,760
                                                                                                                  ---------------
                                                                                                                        6,627,967

Electrical Equipment - 1.1%                       40,340    American Power Conversion Corp.                             1,044,806
                                                  25,600    Emerson Electric Co.                                        1,838,080
                                                  19,300    Rockwell Automation, Inc.                                   1,020,970
                                                                                                                  ---------------
                                                                                                                        3,903,856

Energy Equipment & Services - 0.7%                32,600    Halliburton Co.                                             2,233,752

Food & Staples Retailing - 1.0%                   57,900    Albertson's, Inc.                                           1,485,135
                                                  44,800    Wal-Mart Stores, Inc.                                       1,963,136
                                                                                                                  ---------------
                                                                                                                        3,448,271

Food Products - 1.7%                             121,100    ConAgra Foods, Inc.                                         2,997,225
                                                 146,100    Sara Lee Corp.                                              2,768,595
                                                                                                                  ---------------
                                                                                                                        5,765,820

Gas Utilities - 1.5%                              51,300    Atmos Energy Corp.                                          1,449,225
                                                  65,900    Oneok, Inc.                                                 2,241,918
                                                  32,300    Peoples Energy Corp.                                        1,271,974
                                                                                                                  ---------------
                                                                                                                        4,963,117

Health Care Providers & Services - 0.1%            9,200    Manor Care, Inc.                                              353,372

Hotels, Restaurants & Leisure - 1.0%              64,800    McDonald's Corp.                                            2,170,152
                                                  23,100    Starwood Hotels & Resorts Worldwide, Inc.                   1,320,627
                                                                                                                  ---------------
                                                                                                                        3,490,779

Household Durables - 1.5%                        100,300    Newell Rubbermaid, Inc.                                     2,271,795
                                                  84,200    Tupperware Corp.                                            1,918,076
                                                  14,500    Whirlpool Corp.                                             1,098,665
                                                                                                                  ---------------
                                                                                                                        5,288,536

Household Products - 0.5%                         29,300    Procter & Gamble Co.                                        1,742,178

Industrial Conglomerates - 3.5%                   29,900    3M Co.                                                      2,193,464
                                                 244,700    General Electric Co.                                        8,239,049
                                                  52,100    Tyco International Ltd.                                     1,450,985
                                                                                                                  ---------------
                                                                                                                       11,883,498

Insurance - 2.5%                                  31,600    The Allstate Corp.                                          1,747,164
                                                  33,500    American International Group, Inc.                          2,075,660
                                                  69,800    Arthur J. Gallagher & Co.                                   2,010,938
                                                  26,700    Lincoln National Corp.                                      1,388,934
                                                  43,500    Marsh & McLennan Cos., Inc.                                 1,321,965
                                                                                                                  ---------------
                                                                                                                        8,544,661

Internet & Catalog Retail - 0.8%                  67,707    eBay, Inc. (b)                                              2,789,528

Internet Software &                               12,000    VeriSign, Inc. (b)                                            256,440
Services - 0.7%                                   65,600    Yahoo!, Inc. (b)                                            2,219,904
                                                                                                                  ---------------
                                                                                                                        2,476,344

Leisure Equipment & Products - 0.3%               61,800    Mattel, Inc.                                                1,030,824

Machinery - 0.6%                                  30,500    PACCAR, Inc.                                                2,070,645

Media - 1.9%                                      16,900    Comcast Corp. Class A (b)                                     496,522
                                                  36,613    EchoStar Communications Corp. Class A (b)                   1,082,647
                                                 133,300    Regal Entertainment Group Series A                          2,671,332
                                                  83,500    Sirius Satellite Radio, Inc. (b)                              546,925
                                                  41,800    Viacom, Inc. Class B                                        1,379,818
                                                  12,000    XM Satellite Radio Holdings, Inc. Class A (b)                 430,920
                                                                                                                  ---------------
                                                                                                                        6,608,164

Metals & Mining - 1.8%                            47,400    Alcoa, Inc.                                                 1,157,508
                                                  26,600    Freeport-McMoRan Copper & Gold, Inc. Class B                1,292,494
                                                  20,300    Nucor Corp.                                                 1,197,497
                                                 113,300    Worthington Industries                                      2,382,699
                                                                                                                  ---------------
                                                                                                                        6,030,198

Multi-Utilities - 1.9%                            13,700    Consolidated Edison, Inc.                                     665,135
                                                  41,500    Dominion Resources, Inc.                                    3,574,810
                                                 131,900    TECO Energy, Inc.                                           2,376,838
                                                                                                                  ---------------
                                                                                                                        6,616,783

Multiline Retail - 0.3%                            8,100    Sears Holdings Corp. (b)                                    1,007,802

Oil, Gas & Consumable Fuels - 4.5%                22,900    Chevron Corp.                                               1,482,317
                                                   9,100    ConocoPhillips                                                636,181
                                                 146,800    Exxon Mobil Corp.                                           9,327,672
                                                  27,900    Kinder Morgan, Inc.                                         2,682,864
                                                 114,700    USEC, Inc.                                                  1,280,052
                                                                                                                  ---------------
                                                                                                                       15,409,086

Paper & Forest Products - 1.0%                    45,200    International Paper Co.                                     1,346,960
                                                  41,900    MeadWestvaco Corp.                                          1,157,278
                                                  14,300    Weyerhaeuser Co.                                              983,125
                                                                                                                  ---------------
                                                                                                                        3,487,363

Pharmaceuticals - 6.0%                            53,500    Abbott Laboratories                                         2,268,400
                                                 140,700    Bristol-Myers Squibb Co.                                    3,385,242
                                                  41,000    Eli Lilly & Co.                                             2,194,320
                                                  43,200    Johnson & Johnson                                           2,733,696
                                                 110,600    Merck & Co., Inc.                                           3,009,426
                                                 182,100    Pfizer, Inc.                                                4,547,037
                                                  49,600    Wyeth                                                       2,294,992
                                                                                                                  ---------------
                                                                                                                       20,433,113

Real Estate - 1.3%                                68,900    American Financial Realty Trust                               978,380
                                                 143,600    Annaly Mortgage Management, Inc.                            1,859,620
                                                 125,300    Friedman Billings Ramsey Group, Inc. Class A                1,276,807
                                                   4,400    Simon Property Group, Inc.                                    326,128
                                                                                                                  ---------------
                                                                                                                        4,440,935

Semiconductors & Semiconductor                    18,920    Broadcom Corp. Class A (b)                                    887,537
Equipment - 3.1%                                 229,940    Intel Corp.                                                 5,668,021
                                                  12,700    Marvell Technology Group Ltd. (a)(b)                          585,597
                                                  37,561    Maxim Integrated Products, Inc.                             1,601,977
                                                  18,600    Texas Instruments, Inc.                                       630,540
                                                  37,300    Xilinx, Inc.                                                1,038,805
                                                                                                                  ---------------
                                                                                                                       10,412,477

Software - 4.9%                                   11,600    Adobe Systems, Inc.                                           346,260
                                                  15,500    Autodesk, Inc.                                                719,820
                                                  22,498    Electronic Arts, Inc. (b)                                   1,279,911
                                                 431,300    Microsoft Corp.                                            11,097,349
                                                 182,462    Oracle Corp. (b)                                            2,260,704
                                                  45,600    Siebel Systems, Inc.                                          471,048
                                                  19,600    Symantec Corp. (b)                                            444,136
                                                                                                                  ---------------
                                                                                                                       16,619,228

Specialty Retail - 1.2%                           45,300    Home Depot, Inc.                                            1,727,742
                                                  45,300    Limited Brands                                                925,479
                                                  71,000    Staples, Inc.                                               1,513,720
                                                                                                                  ---------------
                                                                                                                        4,166,941

Thrifts & Mortgage Finance - 1.9%                109,300    Doral Financial Corp.                                       1,428,551
                                                  15,600    Fannie Mae                                                    699,192
                                                  52,300    IndyMac Bancorp, Inc.                                       2,070,034
                                                 141,000    New York Community Bancorp, Inc.                            2,312,400
                                                                                                                  ---------------
                                                                                                                        6,510,177

Tobacco - 3.1%                                    80,900    Altria Group, Inc.                                          5,963,139
                                                  30,600    Reynolds American, Inc.                                     2,540,412
                                                  47,700    UST, Inc.                                                   1,996,722
                                                                                                                  ---------------
                                                                                                                       10,500,273

Wireless Telecommunication                        82,397    Sprint Nextel Corp.                                         1,959,401
Services - 0.6%

                                                            Total Common Stocks
                                                            (Cost - $282,871,645) - 83.8%                             285,868,668


                                              Beneficial
                                                Interest    Short-Term Securities
                                         $    52,998,431    Merrill Lynch Liquidity Series, LLC
                                                            Money Market Series (c)                                    52,998,431

                                                            Total Short-Term Securities
                                                            (Cost - $52,998,431) - 15.5%                               52,998,431


                                               Number of
                                               Contracts    Options Purchased
Call Options Purchased - 0.0%                        250    S&P 500 Index Option, expiring October 2005 at
                                                            USD 1,250                                                      90,000

                                                            Total Options Purchased
                                                            (Premiums Paid - $75,750) - 0.0%                               90,000

                                                            Total Investments (Cost - $335,945,826) - 99.3%           338,957,099


                                                            Options Written
Call Options Written - (0.9%)                        100    Nasdaq Index 100, expiring October 2005 at
                                                            USD 1,625                                                   (100,000)
                                                            S&P 500 Index Option:                                       (775,000)
                                                     500        expiring October 2005 at USD 1,225
                                                   1,500        expiring October 2005 at USD 1,230                    (1,830,000)
                                                     500        expiring October 2005 at USD 1,240                      (365,000)

                                                            Total Options Written
                                                            (Premiums Received - $3,950,700) - (0.9%)                 (3,070,000)

                                                            Total Investments, Net of Options Written
                                                            (Cost - $331,995,126*) - 98.4%                            335,887,099
                                                            Other Assets Less Liabilities - 1.6%                        5,348,464
                                                                                                                  ---------------
                                                            Net Assets - 100.0%                                   $   341,235,563
                                                                                                                  ===============

  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $     331,995,126
                                                  =================
    Gross unrealized appreciation                 $      15,713,844
    Gross unrealized depreciation                      (11,821,871)
                                                  -----------------
    Net unrealized appreciation                   $       3,891,973
                                                  =================

(a) Depositary receipts.

(b) Non-income producing security.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net          Interest
    Affiliate                                   Activity        Income

    Merrill Lynch Liquidity Series, LLC
        Money Market Series                  $  52,998,431   $   349,390


    For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
    This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


    Financial futures contracts purchased on September 30, 2005 were as follows:


                                                                 Unrealized
    Number of                   Expiration          Face        Appreciation
    Contracts    Issue             Date            Value       (Depreciation)

      195   Nasdaq 100 Index  December 2005    $   31,542,804   $    (69,804)
       48    S&P 500 Index    December 2005    $   14,728,791          82,809
                                                                -------------
    Total                                                       $      13,005
                                                                =============


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Enhanced Equity Yield & Premium Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Enhanced Equity Yield & Premium Fund, Inc.


Date: November 17, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Enhanced Equity Yield & Premium Fund, Inc.


Date: November 17, 2005


By:    /s/ Donald C. Burke
       ------------------------
       Donald C. Burke
       Chief Financial Officer
       Enhanced Equity Yield & Premium Fund, Inc.


Date: November 17, 2005